Concentrations (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
Concentrations [Line Items]
Cash, cash equivalents and restricted cash	$ 657,319		$ 17,253,995
Maximum limit amount	$ 69,249	¥ 500,000